ASSET ACQUISITION	12 Months Ended
Dec. 31, 2022
ASSET ACQUISITION
ASSET ACQUISITION

NOTE 3 – ASSET ACQUISITION

On August 30, 2022, a wholly owned subsidiary, 2900 Madison Ave Holdings, LLC (the “Subsidiary”), of the Company entered into an asset purchase agreement (“Purchase Agreement”) with Greenleaf Growers, Inc. (“Greenleaf”), NJD Investments, LLC (“NJDI”), Soleri, LLC, and Nicholas DeHaan (collectively, the “Sellers”) and completed the purchase of the assets of Greenleaf used in its business (“Assets”) and the real property at 2900 Madison Ave. SE, Grand Rapids, Michigan (“Property”). The Assets include all vehicles, fixtures, fixed assets and equipment used in the operation of Greenleaf’s business; Greenleaf’s intellectual property; any inventory; and rights in and to certain outstanding contracts of Greenleaf pursuant to which the Company will sell Greenleaf’s existing inventory and work-in-process. The Property includes a 5-acre greenhouse facility that is currently used as a controlled indoor agriculture flower farm. The Sellers are not affiliated with the Company or any of the Company’s affiliates. The Purchase Agreement contains customary representations and warranties, covenants, agreements and indemnification obligations of the Subsidiary and the Seller. If the Subsidiary is entitled to indemnification by the Seller, the Subsidiary must offset amounts due under the Greenleaf Promissory Note, as described below, as its remedy for claims for indemnification under the Purchase Agreement.

The Subsidiary paid an aggregate purchase price of $2,886,000, consisting of (i) a cash payment of $1,750,000 to the Sellers and (ii) a promissory note from the Subsidiary to NJDI for $1,136,000 (the “Greenleaf Promissory Note”). The fair value of the consideration was allocated to the assets acquired based on their relative fair values, as follows:

(in thousands)
Consideration
Fair value of promissory note	$1,136
Cash consideration	1,750
Total fair value of consideration:	$2,886

Net book value of assets acquired
Inventory	$168
Furniture and Equipment	503
Leasehold improvements	2,104
Land	202
Liabilities assumed	(91)
Total Net Assets Acquired	$2,886